June 30, 1998
                     __________________________________
                      Special Situations        Second
                      Fund III, L.P.            Quarter
                                                Report















































                     SPECIAL SITUATIONS FUND III, L.P.

                      INDEX TO SECOND QUARTER REPORT
                               JUNE 30, 1998


_________________________________________________________________________

                                                                 PAGE

Statement of financial condition                                  1

Portfolio of investments                                          2

Statement of operations                                           11

Statement of changes in partners' capital                         12

Notes to the financial statements                                 13
































                       SPECIAL SITUATIONS FUND III, L.P.
                          (A Limited Partnership)
                       STATEMENT OF FINANCIAL CONDITION
                              JUNE 30, 1998
                               (Unaudited)


ASSETS - NOTE 2
Investments, at value (cost $140,238,867)              $ 152,775,611
Cash and cash equivalents                                 21,631,127
Receivable for investments sold                            3,911,693
Other assets                                                  44,847
                                                       --------------
Total Assets                                           $ 178,363,278
                                                       --------------
                                                       --------------

LIABILITIES AND PARTNERS' CAPITAL

Liabilities
Payable for Units repurchased - Note 4                 $  11,492,231
Payable for investments purchased - Note 2                 4,147,598
Securities sold short, at value                            6,045,685
    (proceeds $6,258,624)-Note 10
Accrued expenses                                             166,129
Administrator's fee payable - Note 7                         332,267
                                                         ------------
 Total Liabilities                                     $  22,184,030
                                                         ------------

Partners' Capital - Note 1,3 and 4
Limited partners                                       $ 142,670,727
Corporate general partner                                  8,295,006
Individual general partners                                5,213,515
                                                       --------------
Total Partners' Capital                                $ 156,179,248
                                                       --------------
Total Liabilities and Partners' Capital                $ 178,363,278
                                                      --------------
                                                      --------------





________________________________________________________________________
          See the accompanying Notes to the Financial Statements.
                                   1

                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                            PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 1998
                                  (Unaudited)

Shares                      Common Stocks                   Value
--------------------------------------------------------------------------

              Aerospace 3.84%
  177,600     Commander Aircraft                         $  449,550
  120,000     LMI Aerospace, Inc.                         1,245,000
  371,500     SPACEHAB, Incorporated                      4,295,464
                                                          ---------
                                                          5,990,014
                                                          ---------
              Automotive 0.49%
   66,100     Lund International Holdings, Inc.             751,887
  289,000     Steel City Products, Inc.                      10,476
                                                           ---------
                                                            762,363
                                                           ---------
              Biotechnology 3.09%
  250,600     Alteon, Inc.                                  877,100
  225,000     Anika Therapeutics, Inc.                    3,290,625
   57,200     BioTransplant Incorporated                    200,200
   73,900     Diacrin, Inc.                                 461,875
                                                          ----------
                                                          4,829,800
                                                          ----------
              Broadcast 0.57%
  361,900     Accom, Inc,(a)                                192,259
  470,200     Film Roman, Inc.                              705,300
                                                            -------
                                                            897,559
                                                            --------
              Building Materials 0.04%
2,200,000     Contempri Homes, Inc.                               -
  162,000     Lincoln Logs, Ltd. (a)                         63,605
                                                            -------
                                                             63,605
                                                            -------
              Communications Products 2.60%
  167,500     8x8, Inc.                                     816,562
  148,000     Blonder Tongue Laboratories, Inc.           1,739,000
  444,800     MicroFrame, Inc. (a)                        1,501,200
                                                          ---------
                                                          4,056,762
                                                          ---------

  _________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                       2

                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JUNE 30, 1998
                                 (Unaudited)

Shares                     Common Stocks (Continued)                 Value
---------------------------------------------------------------------------

              Computer Equipment 4.33%
  326,500     Artecon, Inc.                                      $  816,250
  188,100     Blue Wave Systems, Inc.                               658,350
  219,800     Castelle                                              439,600
  379,500     Check Technology Corporation (a)                    1,470,562
  280,600     Media 100, Inc.                                     1,069,787
    2,500     Netrix Corporation                                      5,156
  317,000     Tridex Corporation                                  2,298,250
                                                                  ---------
                                                                  6,757,955
                                                                  ---------
              Computer Services 0.27%
   35,000     Cognizant Technology Solutions Corporation            422,187
                                                                    -------
              Computer Training 0.19%
   31,250     Mentortech, Inc.                                      164,062
   25,649     Mentortech, Inc.(Restricted)                          134,657
                                                                    -------
                                                                    298,719
                                                                    -------
              Distribution 0.64%
  211,800     Ellett Brothers, Inc.                               1,006,050
                                                                  ---------
              Electronic Components 7.70%
  233,200     AMX Corporation                                     1,763,575
  153,200     AstroPower, Inc.                                    1,273,475
  393,579     Barringer Technologies, Inc. (a)                    3,714,397
  177,700     Energy Conversion Devices, Inc.                     1,721,469
   75,000     FLIR Systems, Inc.                                  1,293,750
  580,500     Stocker & Yale, Inc.                                2,249,437
                                                                 ----------
                                                                 12,016,103
                                                                 ----------
              Energy Services 0.08%
  187,500     TGC Industries, Inc. (a)                              128,906
                                                                 ----------
              Gold Mining 0.66%
1,094,000     MK Gold Company                                     1,025,625
                                                                  ---------


  _________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                       3
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JUNE 30, 1998
                                 (Unaudited)

Shares                     Common Stocks (Continued)                 Value
---------------------------------------------------------------------------

              Healthcare-Specialized Products & Services 1.47%
  212,397     Accuhealth, Inc. (a)                              $   358,420
  552,300     Matria Healthcare, Inc.                             1,933,050
                                                                  ---------
                                                                  2,291,470
                                                                  ---------

              Healthcare Management 3.65%
  256,500     BMJ Medical Management, Inc.                        1,154,250
  373,900     Mednet International, Ltd.                            732,844
  495,000     Mednet International, Ltd.-Mercer                     970,200
  330,000     Physicians' Specialty Corp.                         2,846,250
                                                                  ---------
                                                                  5,703,544
                                                                  ---------
              Manufacturer-Consumer Products 3.30%
  333,100     Educational Insights, Inc.                            666,200
  133,900     Toymax International, Inc.                            920,562
  262,800     Zindart Limited                                     3,564,225
                                                                  ---------
                                                                  5,150,987
                                                                  ---------
              Medical Devices and Equipment 13.13%
  412,500     Aksys Ltd.                                          2,423,437
  926,500     Applied Imaging Corporation                         2,258,344
  836,393     Biocircutis Corporation (a)                             8,364
  127,500     Calypte Biomedical Corporation                        513,984
  300,039     Cardiac Control Systems, Inc. (a)                     115,515
  411,600     EP MedSystems, Inc.                                 1,029,000
  595,700     Hemagen Diagnostics, Inc.                             856,319
  431,600     Image Guided Technologies, Inc.                       809,250
  281,400     IRIDEX Corporation                                  2,251,200
1,050,000     Laserscope, Inc.                                    2,493,750
  787,677     Medical Graphics Corporation (a)                    2,215,342
  235,500     Optical Sensors Incorporated                          883,125
  364,100     Thoratec Laboratories Corporation                   3,003,825
  212,200     Zoll Medical Corporation                            1,644,550
                                                                 ----------
                                                                 20,506,005
                                                                 ----------

  _________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                       4
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JUNE 30, 1998
                                 (Unaudited)

Shares                     Common Stocks (Continued)                 Value
--------------------------------------------------------------------------
              Medical Imaging 1.47%
  224,300     EPIX Medical, Inc.                                $ 2,299,075
                                                                  ---------
              Medical Information Systems 0.48%
1,100,000     LifeRate Systems, Inc.                                378,125
1,000,000     LifeRate Systems, Inc. (Restricted)                   378,125
                                                                  ---------
                                                                    756,250
                                                                  ---------
            Music 0.93%
 196,000    Platinum Entertainment, Inc.                        $ 1,445,500
                                                                 ----------
            Paper-Packaging 0.06%
 593,749    Chase Packaging Corporation                              95,000
                                                                  ---------
            Photonics 0.67%
 150,000    Thermo Vision Corporation                             1,050,000
                                                                  ---------
            Retail 13.34%
 179,700    CyberShop International, Inc.                         2,021,625
 194,700    EZCORP, Inc.                                          2,129,531
 763,000    Jos. A. Bank Clothiers, Inc. (a)                      6,294,750
 289,000    Oakhurst Capital, Inc. (a)                              279,969
 666,900    One Price Clothing Stores, Inc.                       2,021,541
  55,300    PawnMart, Inc.                                          193,550
 112,800    Shoe Pavilion, Inc.                                   1,029,300
 295,700    The Sportsman's Guide, Inc.                           1,330,650
  73,564    Tractor Supply Company                                1,829,904
 151,200    Travis Boats & Motors, Inc.                           3,704,400
                                                                 ----------
                                                                 20,835,220
                                                                 ----------
            Savings & Loan 0.65%
  323,300   Meritor Savings Bank                                  1,018,395
                                                                  ---------
            Software 21.71%
  160,000   Ansoft Corporation                                    1,860,000
  106,600   Best Software, Inc.                                   2,251,925
  290,550   Concentra Corporation                                 1,162,200
  494,300   Connect, Inc.                                         1,019,494

---------------------------------------------------------------------------
            See the accompanying Notes to the Financial Statements.
                                       5

                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                       PORTFOLIO OF INVESTMENTS (CONTINUED)
                                JUNE 30, 1998
                                 (Unaudited)

Shares                     Common Stocks (Continued)                 Value
---------------------------------------------------------------------------
            Software (Continued)
  186,500   C*ATS Software, Inc.                                $   979,125
  300,900   Enlighten Software Solutions, Inc.                      827,475
  446,300   Expert Software, Inc.                                 1,840,987
  323,440   Fourth Shift Corporation                                889,460
  251,200   Gensym Corporation                                    1,114,700
  986,500   Indenet, Inc.                                         2,897,844
  252,500   Mechanical Dynamics, Inc.                             2,777,500
  312,700   OrCad, Inc.                                           3,048,825
  300,500   Rogue Wave Software, Inc.                             2,366,437
1,725,569   Silicon Valley Research, Inc. (a)                     1,024,556
   34,300   Telescan, Inc.                                          265,825
  103,900   Template Software, Inc.                               1,142,900
  265,900   TSR, Inc.                                             2,991,375
  457,600   ULTRADATA Corporation                                 2,402,400
  356,603   Versant Object Technology Corporation                 1,426,412
  890,200   White Pine Software, Inc.                             1,613,487
                                                                 ----------
                                                                 33,902,927
                                                                 ----------
            Specialty Financial 4.22%
  105,500   Medallion Financial Corporation                       2,901,250
  207,700   MFC Bancorp Ltd.                                      2,128,925
  152,300   United Panam Financial Corp.                          1,561,075
                                                                  ---------
                                                                  6,591,250
                                                                  ---------
            Technology CAD/CAM/CAE .84%
  260,000   Helisys, Ltd.                                           114,400
  643,300   Spatial Technology, Inc.                              1,206,187
                                                                  ---------
                                                                  1,320,587
                                                                  ---------
            Transportation 2.07%
  150,500   Aramex International Limited                          1,580,250
  845,000   Country Wide Transport Services, Inc.                 1,647,750
                                                                  ---------
                                                                  3,228,000
                                                                  ---------

             Total Common Stocks 92.49%                        $144,449,858
                                                                -----------
---------------------------------------------------------------------------
           See the accompanying Notes to the Financial Statements.
                                    6

                      SPECIAL SITUATIONS FUND III, L.P.
                          (A Limited Partnership)

                    PORTOFLIO OF INVESTMENTS (CONTINUED)
                               JUNE 30, 1998
                                (UNAUDITED)


Shares                     Preferred Stocks                        Value
------------------------------------------------------------------------

             Energy Services 0.74%
  150,000    TGC Industries, Inc. (a)                          $1,162,500

             Healthcare-Specialized Products & Services 0.54%
  425,000    Accuhealth, Inc. convertible preferred (a)           850,000

             Medical Devices 0.48%
   23,437    KeraVision, Inc. convertible preferred               749,984
                                                                ---------
               Total Preferred Stocks 1.76%                     2,762,484
                                                                ---------

Principal
Amount                   Corporate Bonds                         Value
---------------------------------------------------------------------------

               Savings & Loan 0.78%
$ 1,315,000    Westfed Holding, Inc., convertible subordinated,
               debentures, due 9-15-99                          $1,216,375

               Building Materials 0.10%
    150,000    Lincoln Logs, Ltd., convertible subordinated,
               debentures, due 6-30-98 (a)                         150,000
                                                                 ---------
                Total Corporate Bonds 0.88%                      1,366,375
                                                                 ---------


Warrants                           Warrants                           Value
---------------------------------------------------------------------------

               Biotechnology 0.14%
   202,000     Diacrin, Inc. 12/31/00                           $  214,625
                                                                  --------




---------------------------------------------------------------------------
         See the accompanying Notes to the Financial Statements.

                                    7

                     SPECIAL SITUATIONS FUND III, L.P.
                          (A Limited Partnership)

                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                               JUNE 30, 1998
                                (Unaudited)


Shares                    Warrants (Continued)                     Value
---------------------------------------------------------------------------

               Broadcasting 0.00%
    43,125     Children's Broadcasting Corporation 1/8/01       $     431
                                                                  ---------

               Building Materials 0.00%
   733,334     Contempri Homes, Inc. 4/11/98                            -
                                                                  ---------


               Electronic Components 1.38%
   229,167     Barringer Technologies, Inc. 5/9/00                1,713,594
   200,000     Energy Conversion Devices, Inc. 7/31/01              437,500
                                                                  ---------
                                                                  2,151,094
                                                                  ---------

               Entertainment 0.01%
   153,500     Byron Preiss Multimedia Company, Inc. 5/11/99         16,885
                                                                  ---------

               Medical Devices and Equipment 0.03%
   102,000     Biocircuits Corporation 11/23/98 (Restricted)            -
   693,333     Biocircuits Corporation 1/3/99 (Restricted)              -
    27,731     Cardiac Control Systems, Inc. 3/31/99 (Restricted)       -
   200,000     Hemagen Diagnostics, Inc. 2/28/01                     50,000
                                                                  ---------
                                                                     50,000
                                                                  ---------


               Medical Information Systems 0.01%
 1,100,000     Liferate Systems, Inc. 11/14/07                       11,000
 1,100,000     Liferate Systems, Inc. 11/14/07 (Restricted)          11,000
                                                                  ---------
                                                                     22,000
                                                                  ---------


 ------------------------------------------------------------------------

          See the accompanying Notes to the Financial Statements.
                                     8

-                    SPECIAL SITUATIONS FUND III, L. P.
                          (A Limited Partnership)

                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                              June 30,1998
                               (Unaudited)


Warrants                 Warrants (Continued)                         Value
---------------------------------------------------------------------------

               Retail 0.07%
    95,000     Pawnmart, Inc. A 3/11/03                            $ 68,281
    90,000     Pawnmart, Inc. B 3/11/04                              33,750
                                                                  ---------
                                                                    102,031
                                                                  ---------

               Software 0.01%
    75,000     Prologic Management System, Inc. 3/14/99              5,859
   862,069     Silicon Valley Research, Inc. 4/15/00 (a)             8,621
                                                                  ---------
                                                                    14,480
                                                                  ---------

                         Total Warrants 1.65%                    2,571,546
                                                                 ---------


Units                           Units                                 Value
---------------------------------------------------------------------------

               Communications Products 0.65%
  133,621      MicroFrame, Inc. (a)                            $  1,018,860
               Computer Services 0.30%
  629,310      Silicon Valley Research, Inc.                        465,688

               Housing - Construction 0.09%
  281,600      Boulevard Investments Group                          140,800
                                                                  ---------
                         Total Units 1.04%                        1,625,348
                                                                  ---------

                         TOTAL INVESTMENTS 97.82%             $ 152,775,611
                                                                ----------
                                                                ----------


 ------------------------------------------------------------------------

          See the accompanying Notes to the Financial Statements.
                                     9

                     SPECIAL SITUATIONS FUND III, L. P.
                          (A Limited Partnership)

                    PORTFOLIO OF INVESTMENTS (CONTINUED)
                              June 30,1998
                               (Unaudited)


                         Securities Sold Short
Shares                     Common Stocks                              Value
---------------------------------------------------------------------------
               Business Services 0.53%
    27,500     Labor Ready, Inc.                               $    830,156
                                                                  ---------
               Healthcare - Drugs 0.52%
    36,900     Zonagen, Inc.                                        809,494
                                                                  ---------
               Healthcare Information Systems 0.71%
    15,000     Shared Medical, Inc.                               1,101,562
                                                                  ---------
               Investment Banking - Brokerage 0.12%
    12,500     Friedman, Billings, Ramsey Group, Inc.               180,496
                                                                  ---------
               Medical Devices and Equipment 0.93%
   115,800     Possis Medical, Inc.                               1,447,505
                                                                  ---------
               Restaurants 0.59%
    54,200     Friendly Ice Cream Corporation                       914,625
                                                                   --------
-                   Software 0.49%
    14,700     Pegasystems, Inc.                                    398,737
    41,800     TRO Learning, Inc.                                   363,137
                                                                  ---------
                                                                    761,874
                                                                  ---------

                      TOTAL SECURITIES SOLD SHORT 3.89%           6,045,685
                                                                  ---------
                                                                  ---------

(A) Affiliated issuer under the Investment Company Act of 1940, inasmuch as the Fund owns more thatn 5% of the voting securities of the issuer.

All percentages are relative to Partners' Capital.





 ------------------------------------------------------------------------

          See the accompanying Notes to the Financial Statements.
                                     10


                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)
                             STATEMENT OF OPERATIONS
                       FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                  (Unaudited)

___________________________________________________________________________


INCOME

Net realized gains on investments                             $ 21,949,103
Net unrealized loss on investments                             (25,748,083)
                                                                -----------
Net loss on investment portfolio                               (3,798,980)
Interest                                                           320,906
Dividends                                                          142,863
                                                                ----------
Total                                                        $ (3,335,211)
                                                                ----------


EXPENSES

Administrator's fee - Note 7                                  $    663,799
Professional Fees                                                  180,600
Independent general partners' fees                                  15,000
Other                                                               58,002
                                                                ----------
Total                                                              917,401
                                                               ------------
Net loss                                                       $(4,252,612)
                                                               ------------
                                                               ------------










___________________________________________________________________________
            See the accompanying Notes to the Financial Statements.

                                       11



                         SPECIAL SITUATIONS FUND III,L.P.
                             (A Limited Partnership)
                    STATEMENT OF CHANGES IN PARTNERS' CAPTIAL
            (Information Subsequent to December 31, 1997 is Unaudited)
___________________________________________________________________________


                    Per Limited             Corporate  Individual
                     Partners'   Limited     General    General
                       Unit      Partners    Partner    Partners    Total
                    ----------  ---------  ---------- ----------- ---------
YEAR ENDED
 DECEMBER 31, 1997:

BALANCE
 DECEMBER 31, 1996         $134,152,825  5,279,461 4,035,214  143,467,500
 Capital contributions        4,743,293       -         -       4,743,293
 Transfers                        -        (50,000)   50,000       -
 Allocation of net income:
   Corporate General
     Partner (20%)               -        7,007,988      -       7,007,988
 Partners (80%)              26,003,482   1,252,423    776,048  28,031,953
 Repurchases                (9,244,023)  (3,500,000)(1,000,000)(13,744,023)
                            -----------  ----------- -------- -----------
BALANCE,
DECEMBER 31, 1997 $25,000  155,655,577  9,989,872  3,861,262 169,506,711
                  -------
SIX MONTHS ENDED
 JUNE 30, 1998
 Capital contributions       2,417,500        -                2,417,500
 Transfers                        -    (1,484,482) 1,484,482          -
 Allocation of net Loss:

                 $  (618)   (3,909,999)  (210,384)  (132,229) (4,252,612)
                    -------
 Repurchases               (11,492,351)    -            -    (11,492,351)
                           ----------- ----------- ---------- ----------
BALANCE,
JUNE 30, 1998    $25,000   142,670,727  8,295,006  5,213,515 156,179,248
                  -------  -----------  ---------  --------- ------------
                  -------  -----------  ---------  --------- ------------


See Note 4 for changes in Units outstanding.



________________________________________________________________________
            See the accompanying Notes to the Financial Statements.
                                        12



                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                        NOTES TO THE FINANCIAL STATEMENTS
            (Information Subsequent to December 31, 1997 is Unaudited)

NOTE 1- GENERAL:

     Special Situations Fund III, L.P. (the "Fund") was organized under the Delaware Revised Uniform Limited Partnership Act on October
     18, 1993, and commenced investment operations on January 1, 1994.
     The Fund is a closed-end interval fund registered under the Investment Company Act of 1940. The Fund will continue until December 31, 2010 unless further extended or sooner terminated asprovided for in the Agreement of Limited Partnership(the"Agreement").

     The Agreement provides for not less than three "Individual General Partners" and a "Corporate General Partner". The General Partners, as a group, must own not less than one percent (1%) of the Fund's outstanding Units.

     The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership ("MGP"), of which the General Partner is AWM Investment Company, Inc. ("AWM"). Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a majority of MGP and AWM. Mr. Marxe is primarily responsible for managing the Fund's investments and performing certain administrative services on its behalf.

     The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

NOTE 2- ACCOUNTING POLICIES:

     Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period. Securities for which no sale occurredon such day are valued at the average of the highest bid and lowestasked prices on the last trading day. Securities for which marketquotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securitiestransactions are recorded on trade date. Realized gains and losseson sales of securities are determined using the specific identificationcost method. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.

                                         13



                          SPECIAL SITUATIONS FUND III, L.P.
                               (A Limited Partnership)

                          NOTES TO THE FINANCIAL STATEMENTS
              (Information Subsequent to December 31, 1997 is Unaudited)



NOTE 2- ACCOUNTING POLICIES (CONTINUED):

        Cash and cash equivalents include cash held in money market funds.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 3- ALLOCATION OF ACCOUNTING PROFITS AND LOSSES:

        Profits are allocated; first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners' capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% to MGP.

        Losses are allocated to the partners in proportion to the number of Units Held by each, provided, however, that losses in excess of an Individual General Partner's or a Limited Partner's capital balance will be allocated to MGP.

NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS:

        All net income allocated to Partners will be reinvested. In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the Partner's capital account divided by $25,000.

        As of each fiscal period, the Fund will offer to repurchase at least 10% and no more than 25% of the outstanding Units. The repurchase request deadline will generally be June 16, and December 17, of each year.





                                       14


                           SPECIAL SITUATIONS FUND III, L.P.
                               (A Limited Partnership)

                           NOTES TO THE FINANCIAL STATEMENTS
             (Information Subsequent to December 31, 1997 is Unaudited)


NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS (CONTINUED):

        The Fund also has the right to sell additional Units at the beginning of each fiscal period.

                                           Corporate   Individual
                                Limited     General      General
                                Partners    Partner      Partner     Total
                               __________  __________ ____________ _______

Balance, December 31, 1996      5,366.1129   211.1784   161.4086 5,738.6999
Additional Units sold             189.7317       -           -     189.7317
Transfers                            -        (2.0000)    2.0000         -
Semi-annual adjustment
of Units                        1,040.1393    330.4164   31.0419 1,401.5976
Repurchases                      (369.7609)  (140.0000) (40.0000)(549.7609)
                                -----------  ---------  --------- ---------

Balance, December 31, 1997      6,226.2230    399.5948  154.4505 6,780.2683
Additional Units sold              96.7000       -          -       96.7000
Transfer                             -        (59.3793)  59.3793          -
Semi-annual adjustment
of Units                         (156.4000)    (8.4154)  (5.2892)(170.1046)
Repurchases                      (459.6940)      -           -   (459.6940)
                                ----------- ----------  ---------  --------

Balance, June 30, 1998          5,706.8290    331.8001  208.5406 6,247.1697
                                -----------  ---------  --------  ---------

NOTE 5- PURCHASES AND SALES OF SECURITIES:

        Purchases and sales of securities for the six months ended June 30, 1998 aggregated $103,505,921 and $105,797,572, respectively.


NOTE 6- INCOME TAXES:

        No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the respective share of the Fund's income and expenses reported for income tax purposes.



                                   15



                           SPECIAL SITUATIONS FUND III, L.P.
                               (A Limited Partnership)

                           NOTES TO THE FINANCIAL STATEMENTS
             (Information Subsequent to December 31, 1997 is Unaudited)






NOTE 7- RELATED PARTY TRANSACTIONS:

        AWM is the administrator of the Fund. The administrator's fee is computed monthly at an annual rate of .75% of the average net assets.

        The Fund pays each Independent General Partner an annual fee of $10,000.






NOTE 8- SUPPLEMENTARY FINANCIAL INFORMATION:

                           Six Months                     Years Ended
                         Ended June 30,                   December 31,
                         --------------------------------------------------

                             1998         1997      1996    1995    1994
                              ----         ----      ----    ----    ----
Ratio of total expenses       1.04%*       .98%      1.00%   1.18%   1.19%
   to average net assets

 Ratio of net income (loss)  (4.83%)*     21.84%    39.58%   38.09%  11.18%
   to average net assets

Portfolio turnover rate      62.61%      139.70%    228.0%   245.2%  233.4%

*Annualized









                                   16


                           SPECIAL SITUATIONS FUND III, L.P.
                               (A Limited Partnership)

                           NOTES TO THE FINANCIAL STATEMENTS
             (Information Subsequent to December 31, 1997 is Unaudited)





NOTE 9- RETURN ON PARTNER INVESTMENT:

        At June 30, 1998, the value of a $25,000 investment made at each respective subscription date is as follows:

               Subscription Date                  Value
              -----------------                  -----
               January 1, 1994                  $60,155
               January 1, 1995                   54,995
               July 1, 1995                      48,695
               January 1, 1996                   40,609
               July 1, 1996                      30,656
               January 1, 1997                   29,014
               July 1, 1997                      27,482
               January 1, 1998                   24,382


NOTE 10- SECURITIES SOLD SHORT:

         The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.
















                                       17

